EQUITY METHOD INVESTMENTS	12 Months Ended
Dec. 31, 2017
Equity Method Investments and Joint Ventures [Abstract]
EQUITY METHOD INVESTMENTS

NOTE 10 – EQUITY METHOD INVESTMENTS

On August 15, 2014, we acquired a 50% interest in Cannabinoid Research & Development Company Limited (“CRD”), a Jamaican company, in exchange 40,000 shares of our common stock valued at $88,000 based on the previous day’s closing price of our stock. We also committed to provide expertise on design-build, genetics, cultivation, production, processing, productizing, labeling, packaging, marketing, branding and distribution of products, as well as use of our intellectual property in the operations of CRD. We accounted for this $88,000 as an equity method investment on our condensed consolidated balance sheets at December 31, 2016.

At March 31, 2017, it was concluded that we had established a variable interest entity relationship with CRD, because we are the primary beneficiary, in accordance with GAAP. As a result, we elected to consolidate the assets and liabilities of CRD in our consolidated balance sheet at March 31, 2017.